Debt - Summary of Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Genius Sports Italy Srl Mortgage	$ 19	$ 43
Total	19	7,592
Less current portion of debt	$ (19)	(7,573)
Non-current portion of debt		19
Related Party [Member]
Debt Instrument [Line Items]
Promissory Note		$ 7,549